Cover	Dec. 15, 2025
Document Type	8-K/A
Amendment Flag	true
Amendment Description	Explanatory Note This Current Report on Form 8-K/A (Amendment No. 1) amends the Current Report on Form 8-K filed with the Securities and Exchange Commission (the “SEC”) by VisionWave Holdings ,Inc. (the ‘Company”) on December 15, 2025 (the “Original 8-K”) announcing the acquisition (the “Acquisition”) of all of the Company Shares of Solar Drone Ltd., an Israeli corporation on December 15, 2025. In the Original 8-K, we indicated that we would file the historical and pro forma financial information required under Item 9.01 with respect to the Acquisition within 71 days of the due date of the Original 8-K, as permitted by the SEC rules. The Company has considered the guidance pursuant to Rule 11-01(d) of Regulation S-X and related interpretations and has concluded the acquisition of the Solar Drone Ltd. is the acquisition of assets and not of a business. Accordingly, the Company will not be filing historical financial statements as indicated in the Original 8-K.
Document Period End Date	Dec. 15, 2025
Entity File Number	001-72741
Entity Registrant Name	VisionWave Holdings, Inc.
Entity Central Index Key	0002038439
Entity Tax Identification Number	99-5002777
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	300 Delaware Ave.
Entity Address, Address Line Two	Suite 210 # 301
Entity Address, City or Town	Wilmington
Entity Address, State or Province	DE
Entity Address, Postal Zip Code	19801
City Area Code	(302)
Local Phone Number	305-4790
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Common Stock, par value $0.01 per share
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	VWAV
Security Exchange Name	NASDAQ
Redeemable Warrants, each whole warrant exercisable for one share of Common Stock at an exercise price of $11.50
Title of 12(b) Security	Redeemable Warrants, each whole warrant exercisable for one share of Common Stock at an exercise price of $11.50
Trading Symbol	VWAVW
Security Exchange Name	NASDAQ